Valuation and qualifying accounts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	€ 418	€ 658	€ 348
Charges to Earnings	640	227	330
Deductions	(122)	(467)	(20)
Balance at End of Period	€ 936	€ 418	€ 658